Schedule of Investments ─ NYLIM MacKay Muni Allocation ETF (formerly, NYLI MacKay Muni Allocation ETF)

July 31, 2026 (unaudited)

	Principal Amount	Value
Long-Term Bonds — 99.2%

Corporate Bond — 1.4%
Wildflower Improvement Association
6.625%, due 3/1/31
(Cost $415,482)	$418,622	$408,212

Municipal Bonds — 97.8%

Alabama — 5.1%
Alabama Special Care Facilities Financing Authority-Birmingham AL, Revenue Bonds
5.750%, due 6/1/45	30,000	29,166
Black Belt Energy Gas District, Revenue Bonds
2.510%, (Municipal Swap Index + 0.35%), due 10/1/52(a)	375,000	374,834
Series B
5.000%, due 12/1/34	1,000,000	1,049,932
		1,453,932
Arizona — 3.5%
Arizona Industrial Development Authority, Revenue Bonds
Series A
5.250%, due 11/1/53	1,000,000	1,014,343

California — 8.0%
Natomas Unified School District, General Obligation Bonds
Insured: AG
0.050%, due 8/1/28	1,350,000	1,247,375
Northern California Energy Authority, Revenue Bonds
5.000%, due 12/1/54(a)(b)	1,000,000	1,044,932
		2,292,307
Colorado — 11.0%
City & County of Denver CO Airport System Revenue, Revenue Bonds
Series A
5.500%, due 11/15/53	750,000	778,058
Colorado Health Facilities Authority, Revenue Bonds
Series A
4.000%, due 8/1/49	1,000,000	861,260
Denver City & County Housing Authority, Revenue Bonds
Series A
5.000%, due 12/1/45	1,000,000	1,008,874
Granary Metropolitan District No 9 Special Assessment District No 1, Special Assessment
5.450%, due 12/1/44	250,000	252,949
Legacy Community Authority, Revenue Bonds
Series A
6.750%, due 12/1/55	250,000	254,622
		3,155,763
Connecticut — 4.6%
Aquarion Water Authority, Revenue Bonds
Series C
5.190%, due 8/1/50(c)	2,750,000	804,310
	Principal Amount	Value
Municipal Bonds (continued)

Connecticut (continued)
Connecticut State Health & Educational Facilities Authority, Revenue Bonds
Series A Insured: AG
5.500%, due 7/1/55	$475,000	$507,904
		1,312,214
Delaware — 1.7%
Town of Bridgeville DE, Special Tax
5.625%, due 7/1/53	500,000	505,268

Georgia — 1.8%
Main Street Energy, Inc., Revenue Bonds
Series D
5.000%, due 12/1/33	500,000	519,084

Illinois — 16.2%
Chicago Board of Education, General Obligation Bonds
Series 1 Insured: NATL
3.610%, due 12/1/27(c)	680,000	648,219
Chicago Board of Education Dedicated Capital Improvement Tax, Revenue Bonds
6.000%, due 4/1/46	1,000,000	1,011,036
Chicago O’Hare International Airport, Revenue Bonds
Series E
5.500%, due 1/1/48	1,000,000	1,048,401
City of Chicago IL, General Obligation Bonds
Series A
5.000%, due 1/1/43	500,000	481,986
Illinois State Toll Highway Authority, Revenue Bonds
Series B
5.000%, due 1/1/37	1,040,000	1,041,123
Metropolitan Pier & Exposition Authority, Revenue Bonds
4.000%, due 12/15/47	500,000	435,035
		4,665,800
Kansas — 1.9%
Wyandotte County-Kansas City Unified Government Utility System Revenue, Revenue Bonds
Series A
5.000%, due 9/1/44	550,000	550,324

Louisiana — 3.7%
City of New Orleans LA, General Obligation Bonds
Series A
5.500%, due 12/1/46	1,000,000	1,056,057

Maryland — 1.6%
County of Frederick MD, Tax Allocation
3.250%, due 7/1/29	480,000	473,068

Schedule of Investments ─ NYLIM MacKay Muni Allocation ETF (formerly, NYLI MacKay Muni Allocation ETF) (continued)

July 31, 2026 (unaudited)

	Principal Amount	Value
Municipal Bonds (continued)

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Revenue Bonds
Series BB2
3.250%, due 10/1/38	$95,000	$95,070

Minnesota — 2.7%
Minnesota Municipal Gas Agency, Revenue Bonds
Series A
5.000%, due 9/1/35	750,000	767,685

New Hampshire — 3.3%
New Hampshire Business Finance Authority
Series 1
4.089%, due 11/20/42(a)(b)	990,155	938,814

New Jersey — 1.2%
New Jersey Transportation Trust Fund Authority, Revenue Bonds
Series AA
5.000%, due 6/15/45	350,000	350,091

New York — 5.0%
Metropolitan Transportation Authority, Revenue Bonds
Series A1
3.500%, due 11/15/41	1,075,000	889,444
Triborough Bridge & Tunnel Authority, Revenue Bonds
Series 1
5.250%, due 11/15/47	500,000	536,116
		1,425,560
North Carolina — 1.7%
North Carolina Medical Care Commission, Revenue Bonds
3.450%, due 11/1/30	500,000	490,556

Ohio — 2.5%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds
Series 2
3.000%, due 6/1/48	500,000	352,880
Series B2
5.000%, due 6/1/55	500,000	378,076
		730,956
Puerto Rico — 6.1%
Children’s Trust Fund, Revenue Bonds
5.500%, due 5/15/39	435,000	441,318
Commonwealth of Puerto Rico, Notes
0.000%, due 11/1/51(c)	41,798	30,513
GDB Debt Recovery Authority of Puerto Rico, Revenue Bonds
7.500%, due 8/20/40	419,370	414,128
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds
Series A1
5.140%, due 7/1/46(c)	2,000,000	727,762
	Principal Amount	Value
Municipal Bonds (continued)

Puerto Rico (continued)
5.410%, due 7/1/51(c)	$515,000	$136,163
		1,749,884
South Carolina — 4.0%
South Carolina Public Service Authority, Revenue Bonds
Series B
5.000%, due 12/1/46	1,095,000	1,138,614

Texas — 8.6%
City of Cedar Park TX, General Obligation Bonds
1.250%, due 2/15/33	700,000	575,184
City of North Richland Hills TX, Special Assessment
5.250%, due 9/1/40	200,000	200,250
Mesquite Independent School District, General Obligation Bonds
Series B Insured: PSF-GTD
5.000%, due 8/15/42	750,000	751,024
New Hope Cultural Education Facilities Finance Corp., Revenue Bonds
4.000%, due 11/1/55	275,000	225,492
Texas Transportation Commission State Highway 249 System, Revenue Bonds
5.320%, due 8/1/49(c)	625,000	186,906
West Williamson County Municipal Utility District No 2, General Obligation Bonds
Insured: BAM
2.250%, due 9/1/39	735,000	525,893
		2,464,749
Washington — 1.6%
Washington Health Care Facilities Authority, Revenue Bonds
4.000%, due 7/1/42	500,000	451,197

Wisconsin — 1.7%
Public Finance Authority, Revenue Bonds
RAN
5.500%, due 12/15/32	101,906	101,867
Wisconsin Center District, Revenue Bonds
Series C Insured: AG
4.950%, due 12/15/45(c)	1,000,000	388,048
		489,915
Total Municipal Bonds
(Cost $28,285,258)		28,091,251

Schedule of Investments ─ NYLIM MacKay Muni Allocation ETF (formerly, NYLI MacKay Muni Allocation ETF) (continued)

July 31, 2026 (unaudited)

	Shares	Value
Short-Term Investment — 0.3%

Money Market Fund — 0.3%
BNY Dreyfus Government Cash Management Fund, Institutional Shares, 3.53%(d)
(Cost $94,702)	94,702	$94,702

Total Investments — 99.5% (Cost $28,795,442)		28,594,165
Other Assets and Liabilities, Net — 0.5%		145,754
Net Assets — 100.0%		$28,739,919

(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2026.
(b)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(c)	The security was issued on a discount basis with no stated coupon rate. Rate shown reflects the effective yield.
(d)	Reflects the 1-day yield at July 31, 2026.

Abbreviations
AG	- Assured Guaranty Ltd.
BAM	- Build America Mutual Assurance Co.
GTD	- Guaranteed
NATL	- National Public Finance Guarantee Corp.
PSF-GTD	- Permanent School Fund Guaranteed

Schedule of Investments ─ NYLIM MacKay Muni Allocation ETF (formerly, NYLI MacKay Muni Allocation ETF) (continued)

July 31, 2026 (unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2026. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund’s most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Corporate Bond	$—	$408,212	$—	$408,212
Municipal Bonds	—	28,091,251	—	28,091,251
Short-Term Investment:
Money Market Fund	94,702	—	—	94,702
Total Investments in Securities	$94,702	$28,499,463	$—	$28,594,165

(e)	For a complete listing of investments and their states, see the Schedule of Investments.

For the period ended July 31, 2026, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.